Leases - Lessor Future Minimum Payments Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Operating leases
Remainder of fiscal year	$ 279
Year one	0	$ 384
Year two	0	0
Year three	0	0
Year four	0	0
Year five		0
After year five		0
Thereafter	0
Total minimum lease payments	279	384
Sales-type leases
Remainder of fiscal year	580
Year one	1,010	749
Year two	1,528	1,010
Year three	1,528	1,528
Year four	1,528	1,528
Year five		1,528
After year five		4,013
Thereafter	4,013
Total minimum lease payments	$ 10,187	$ 10,356